Income Taxes (Tables)	12 Months Ended
May 31, 2012
Income Taxes [Abstract]
Schedule of provision for income taxes
	2012	2011
Current
Federal	$-	$-
State	-	-
Deferred
Federal	12,446	6,253
State	-	-
Change in valuation allowance	(12,446)	(6,253)
	$-	$-

Schedule of effective income tax rate reconciliation
		November 3, 2010
		(Inception) Through
	May 31, 2012	May 31, 2011
Income tax at statutory rate	34.00%	34.00%
Change in valuation allowance	(34.00)	(34.00)
Total	0.00%	0.00%

Summary of deferred tax asset
	2012	2011
Net operating loss	$18,699	$6,253
Gross deferred tax assets:	18,699	6,253
Less: valuation allowance	(18,699)	(6,253)
Net deferred tax asset	$-	$-